CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Profit for the year	$ 18,974	$ 20,381	$ 19,356
Items that will not be reclassified subsequently to the consolidated income statement:
Remeasurement of defined benefit obligation for the year	(995)	(1,673)	260
Changes in the fair value of equity instruments at fair value through other comprehensive income	126	107	(13)
Changes in the fair value attributable to change in the credit risk of financial liabilities designated at fair value through profit or loss	(8)	26	(35)
Income tax	264	462	(64)
Total of items that will not be reclassified subsequently to the consolidated income statement	(613)	(1,078)	148
Financial assets at fair value through other comprehensive income:
Valuation adjustments, FVTOCI	3,565	4,108	(1,226)
Amounts reclassified to the consolidated income statement, FVTOCI	(843)	(189)	69
Impairment of debt instruments accounted at fair value through other comprehensive income			2
Income tax, FVTOCI	(1,056)	(980)	371
Cash flow hedges:
Valuation adjustments, cash flow hedge	(376)	29	(882)
Amounts reclassified to the consolidated income statement, Cash flow hedge	(43)	(9)	(40)
Income tax, Cash flow hedge	126	(6)	276
Total of items that may be reclassified subsequently to the consolidated income statement	1,373	2,953	(1,430)
Other comprehensive income/(loss) for the year, net of income tax	760	1,875	(1,282)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	19,734	22,256	18,074
Attributable to the Parent	$ 19,734	$ 22,256	18,071
Attributable to non-controlling interests			$ 3